Acquisitions, Goodwill and Intangible Assets - Changes in the Group's Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the Group's goodwill by segment
Balance at the beginning of the year	$ 28,989,000	$ 29,346,000	$ 13,420,000
Impairment			(10,554,000)
Currency translation adjustment	2,648,000	(357,000)	(672,000)
Balance at the end of the year	61,712,000	28,989,000	29,346,000
Impairment of goodwill	0	0	10,600,000
Advertising and marketing revenues
Changes in the Group's goodwill by segment
Balance at the beginning of the year	28,989,000	29,346,000	2,318,000
Currency translation adjustment	1,910,000	(357,000)	(124,000)
Balance at the end of the year	30,899,000	$ 28,989,000	29,346,000
Value-added services
Changes in the Group's goodwill by segment
Balance at the beginning of the year			11,102,000
Impairment			(10,554,000)
Currency translation adjustment	738,000		(548,000)
Balance at the end of the year	30,813,000
Yizhibo
Changes in the Group's goodwill by segment
Acquisition of Yizhibo and JM Tech			27,152,000
Yizhibo | Advertising and marketing revenues
Changes in the Group's goodwill by segment
Acquisition of Yizhibo and JM Tech			$ 27,152,000
JM Tech
Changes in the Group's goodwill by segment
Acquisition of Yizhibo and JM Tech	30,075,000
JM Tech | Value-added services
Changes in the Group's goodwill by segment
Acquisition of Yizhibo and JM Tech	$ 30,075,000